N-4	Apr. 16, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Metropolitan Life Separate Account E
Entity Central Index Key	0000744043
Entity Investment Company Type	N-4
Document Period End Date	Apr. 16, 2026
Amendment Flag	false
Gold Track Select Prospectus
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money from the Contract less than 9 Contract
Years after You purchased the Contract, You may be assessed a withdrawal charge of up to 5% of Contract Value withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. In addition, if there is a Contract Discontinuance, a Market Value
Adjustment will be applied prior to assessing any surrender charges.
Fees
Are there Transaction Charges?
Yes. In addition to withdrawal charges, You also may be charged for other transactions such as charges for transferring Account Value among Divisions, between the Divisions and the Registered Fixed
Account Option, taking a loan, making a withdrawal under the
Variable Liquidity Benefit as well as any applicable premium tax charge.
Although we do not currently charge a fee for transfers of Account
Value among Divisions or between the Divisions and the Registered
Fixed Account Option, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer.
Fees
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.30%(1)	1.30%(1)
	Portfolio fees and expenses	0.27%(2)	1.13%(2)
(1)
As a percentage of your Contract Value. The maximum Base
Contract fee consists of a maximum Mortality & Expense Risk
Charge of 1.20% and a maximum Administrative Charge of
0.10%.
(2)
As a percentage of average daily net assets of the Portfolios.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$556	$2,181
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Portfolio fees
and expenses
● No optional benefits
● No sales charges and no Market
Value Adjustment
● No additional purchase
payments, transfers or
withdrawals

Assumes:
●Investment of $100,000
● 5% annual appreciation
● Most expensive Portfolio
fees and expenses
● No sales charges and no
Market Value Adjustment
● No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Are there Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money from the Contract less than 9 Contract
Years after You purchased the Contract, You may be assessed a withdrawal charge of up to 5% of Contract Value withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. In addition, if there is a Contract Discontinuance, a Market Value
Adjustment will be applied prior to assessing any surrender charges.
Fees

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are there Transaction Charges?
Yes. In addition to withdrawal charges, You also may be charged for other transactions such as charges for transferring Account Value among Divisions, between the Divisions and the Registered Fixed
Account Option, taking a loan, making a withdrawal under the
Variable Liquidity Benefit as well as any applicable premium tax charge.
Although we do not currently charge a fee for transfers of Account
Value among Divisions or between the Divisions and the Registered
Fixed Account Option, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer.
Fees

Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to withdrawal charges, You also may be charged for other transactions such as charges for transferring Account Value among Divisions, between the Divisions and the Registered Fixed Account Option, taking a loan, making a withdrawal under the Variable Liquidity Benefit as well as any applicable premium tax charge.Although we do not currently charge a fee for transfers of Account Value among Divisions or between the Divisions and the Registered Fixed Account Option, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer.
Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.30%(1)	1.30%(1)
	Portfolio fees and expenses	0.27%(2)	1.13%(2)
(1)
As a percentage of your Contract Value. The maximum Base
Contract fee consists of a maximum Mortality & Expense Risk
Charge of 1.20% and a maximum Administrative Charge of
0.10%.
(2)
As a percentage of average daily net assets of the Portfolios.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$556	$2,181
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Portfolio fees
and expenses
● No optional benefits
● No sales charges and no Market
Value Adjustment
● No additional purchase
payments, transfers or
withdrawals

Assumes:
●Investment of $100,000
● 5% annual appreciation
● Most expensive Portfolio
fees and expenses
● No sales charges and no
Market Value Adjustment
● No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.13%
Base Contract (N-4) Footnotes [Text Block]	(1) As a percentage of your Contract Value. The maximum Base Contract fee consists of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolios.
Lowest Annual Cost [Dollars]	$ 556
Highest Annual Cost [Dollars]	$ 2,181
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
● Amounts withdrawn from the Contract may result in surrender charges, tax, and tax penalties.
● Withdrawal charges may apply for up to 9 Contract years after You purchase the Contract. Withdrawal charges will reduce the value of your Contract if You withdraw money during that time.
● The benefits of tax deferral mean that the Contract is more beneficial to investors with a long time horizon.
● Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
● An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
● Each investment option (including under the Registered Fixed
Account Option) will have its own unique risks.
●  You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract (including under the Registered
Fixed Account Option) is subject to the risks related to the
Company. Any obligations, guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the
Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account.
However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract

Key Information, Contract Adjustment Risk [Text Block]	Each investment option (including under the Registered Fixed Account Option) will have its own unique risks.
Key Information, Reallocation Risk [Text Block]	We reserve the right to add, remove or substitute Portfolios.
Investment Restrictions [Text Block]	Yes. Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, we reserve the right to impose a transfer fee of $10 for each transfer. We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers. We also reserve the right with 30 days advance written notice to restrict purchase payments and/or transfers into the Registered Fixed Account Option whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in your Contract. In addition, no transfers are allowed between the Registered Fixed Account Option and any Competing Fund.
Key Information, Benefit Restrictions [Text Block]	No.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.● There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).● If your Contract was purchased through a tax-qualified plan or IRA, withdrawals will be subject to ordinary income tax. If your Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEESThe following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted. Transaction Fees
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	5%
Transfer Fee(2)	$10
Loan Initiation Fee(3)	$75
Variable Liquidity Benefit Charge(4)	5%
Premium Tax Charges(5)	3.50%
(1)The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year.(2)Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.(3)Loans will be charged an initial set-up fee of $75. This fee may be waived or reduced for certain Plans.(4)As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.(5)Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).The next table describes adjustments, in addition to any transaction expenses, that apply upon Contract Discontinuance.Adjustments
Registered Fixed Account Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of the amounts allocated to the Registered Fixed Account Option)(1)	100%
(1)A Market Value Adjustment will apply to amounts allocated to the Registered Fixed Account Option to any allocations to the Registered Fixed Account Option upon any Contract Discontinuance. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the relationship between the rate of interest credited to the funds on deposit under the Registered Fixed Account Option at the time of Contract Discontinuance and the rate of interest credited on new deposits at the time of Contract Discontinuance. See "Market Value Adjustment" in the Statement of Additional Information for more information.The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Portfolio fees and expenses.Annual Contract Expenses
Base Contract Expenses (as a percentage of average daily net assets of the Separate Account)*	1.30%
Loan Maintenance Fee (per loan outstanding paid quarterly)	$50(1)
*This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.(1)This fee may be waived or reduced for certain Plans.The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract”at the back of this Prospectus.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.13%
Certain Portfolios that have “Acquired Fund Fees and Expenses” may be “fund of funds.” A fund of funds invests substantially all of its assets in other portfolios. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those portfolios, including the management fee.Examples The Examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses and Annual Portfolio Company Expenses.The Examples assume all Account Value is allocated to the Divisions. Your costs could differ from those shown below if You invest in the Registered Fixed Account Option.All of the Examples assume that You invest $100,000 in the Separate Account of the Contract for the time periods indicated, that there are no exchanges or other transactions, and that your investment has a 5% return each year. The maximum in Examples 1 and 2 assume the most expensive combination of Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses) and the maximum Base Contract Expense of 1.30%. The minimum in Examples 1 and 2 assume the least expensive combination of Annual Portfolio Company Expenses and the maximum Base Contract Expense of 1.30%. Example 3 assumes that the maximum amount includes the most expensive combination of Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses), the maximum Base Contract Expense of 1.30% and the election of the Variable Liquidity Benefit (optional benefit) at annuitization. The minimum in Example 3 assumes the least expensive combination of Annual Portfolio Company Expenses, the maximum Base Contract Expense of 1.30% and no optional benefit is elected. Your actual costs may be higher or lower, based on these assumptions, your costs would be:
Transaction Expenses [Table Text Block]	Transaction Fees
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	5%
Transfer Fee(2)	$10
Loan Initiation Fee(3)	$75
Variable Liquidity Benefit Charge(4)	5%
Premium Tax Charges(5)	3.50%
(1)The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year.(2)Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.(3)Loans will be charged an initial set-up fee of $75. This fee may be waived or reduced for certain Plans.(4)As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.(5)Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year.
Transfer Fee, Current [Dollars]	$ 10
Transfer Fee, Footnotes [Text Block]	Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	A Market Value Adjustment will apply to amounts allocated to the Registered Fixed Account Option to any allocations to the Registered Fixed Account Option upon any Contract Discontinuance. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the relationship between the rate of interest credited to the funds on deposit under the Registered Fixed Account Option at the time of Contract Discontinuance and the rate of interest credited on new deposits at the time of Contract Discontinuance. See "Market Value Adjustment" in the Statement of Additional Information for more information.
Contract Adjustments, Fee Table [Table Text Block]	The next table describes adjustments, in addition to any transaction expenses, that apply upon Contract Discontinuance.Adjustments
Registered Fixed Account Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of the amounts allocated to the Registered Fixed Account Option)(1)	100%
(1)A Market Value Adjustment will apply to amounts allocated to the Registered Fixed Account Option to any allocations to the Registered Fixed Account Option upon any Contract Discontinuance. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the relationship between the rate of interest credited to the funds on deposit under the Registered Fixed Account Option at the time of Contract Discontinuance and the rate of interest credited on new deposits at the time of Contract Discontinuance. See "Market Value Adjustment" in the Statement of Additional Information for more information.
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Expenses (as a percentage of average daily net assets of the Separate Account)*	1.30%
Loan Maintenance Fee (per loan outstanding paid quarterly)	$50(1)
*This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.(1)This fee may be waived or reduced for certain Plans.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.(1)This fee may be waived or reduced for certain Plans.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.13%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of daily net assets)Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.13%
Surrender Example [Table Text Block]	Example 1
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$7,330	$10,779	$14,991	$26,312
Minimum	$6,470	$8,168	$10,589	$17,271

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,330
Surrender Expense, 1 Year, Minimum [Dollars]	6,470
Surrender Expense, 3 Years, Maximum [Dollars]	10,779
Surrender Expense, 3 Years, Minimum [Dollars]	8,168
Surrender Expense, 5 Years, Maximum [Dollars]	14,991
Surrender Expense, 5 Years, Minimum [Dollars]	10,589
Surrender Expense, 10 Years, Maximum [Dollars]	26,312
Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,271
Annuitize Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If you annuitize your Contract at the end of the applicable time period
Maximum	$12,103	$15,358	$19,575	$30,856
Minimum	$6,470	$8,168	$10,589	$17,271

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 12,103
Annuitized Expense, 1 Year, Minimum [Dollars]	6,470
Annuitized Expense, 3 Years, Maximum [Dollars]	15,358
Annuitized Expense, 3 Years, Minimum [Dollars]	8,168
Annuitized Expense, 5 Years, Maximum [Dollars]	19,575
Annuitized Expense, 5 Years, Minimum [Dollars]	10,589
Annuitized Expense, 10 Years, Maximum [Dollars]	30,856
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,271
No Surrender Example [Table Text Block]	Example 2
	1 Year	3 Years	5 Years	10 Years
If you do not surrender your Contract at the end of the applicable time period
Maximum	$2,330	$7,179	$12,291	$26,312
Minimum	$1,470	$4,568	$7,889	$17,271

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,330
No Surrender Expense, 1 Year, Minimum [Dollars]	1,470
No Surrender Expense, 3 Years, Maximum [Dollars]	7,179
No Surrender Expense, 3 Years, Minimum [Dollars]	4,568
No Surrender Expense, 5 Years, Maximum [Dollars]	12,291
No Surrender Expense, 5 Years, Minimum [Dollars]	7,889
No Surrender Expense, 10 Years, Maximum [Dollars]	26,312
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,271
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. Withdrawal Charges may apply to any withdrawal made less than 9 Contract years after You purchased the Contract. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Interest Rate Risk. We have no specific formula for determining the initial interest rates or renewal interest rates that will determine your investment return under the Registered Fixed Account Option. However, such a determination will generally reflect interest rates available for the types of debt instruments in which we intend to invest the amount directed to the Registered Fixed Account Option. Accordingly, your investment in the Registered Fixed Account Option is subject to general interest rate risk volatility. In addition, the Company's management may also consider various other factors in determining the rates credited under the Registered Fixed Account Option for a given period, including regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. Consideration of these various other factors may adversely impact the level of rates credited under the Registered Fixed Account Option. In extreme circumstances, it is theoretically possible to lose 100% of your investment. We reserve the right with 30 days advance written notice to restrict Purchase Payments into the Registered Fixed Account Option or to make transfers from the Separate Account to the Registered Fixed Account Option whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in your Contract. You should consider how significant the ability to make allocations or transfers to the Registered Fixed Account Option is for your long-term investment plans because the Registered Fixed Account Option may not be available at all times.Risk of Underlying Portfolio Companies. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Registered Fixed Account Option investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolio Companies available under your Contract is available in Appendix A to this Prospectus. Contract Termination. Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Registered Fixed Account Option), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds prior to age
75 are the greater of:
(1) the sum of all
purchase payments
adjusted for any
premium tax,
outstanding loan
amount, and prior
partial withdrawals; or
(2) your current
Account Balance. The
Contract's Death
Proceeds on or after
age 75 is your current
Account Balance.
		Standard	None	● Withdrawals or loans could significantly reduce the benefit.
Dollar Cost Averaging	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.	Standard	None
●You must have a
minimum total
Account Value of
$5,000 to enroll in
the DCA Program.
● The minimum
amount that may be
transferred through
this program is $400.
● Under the DCA
Program, automated
transfers from the
Registered Fixed
Account Option may
not deplete your
Registered Fixed
Account Option
value in less than
twelve months from
your enrollment in
the DCA Program.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Automatic Rebalancing	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.	Standard	None
Systematic Withdrawal Option	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.	Standard	None
● Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of any annual
free withdrawal
allowance may be
subject to a
withdrawal charge.
● To elect systematic
withdrawals You
must have an
Account Value of at
least $5,000
●Withdrawals must be
at least $50.

Variable Liquidity Benefit
This option permits the
Contract Owner to take
additional withdrawals
or surrender the
contract after the
contract has been
annuitized. This option,
if available, may be
elected only at the time
of annuitization and is
only available with the
variable annuity option
with payments for a
fixed period. A
maximum charge of 5%
of additional amounts
withdrawn or
surrendered will be
assessed.
		Optional	5% of additional amounts withdrawn or surrendered	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
*If your annuity was issued in connection with an employer plan, You should check with your employer regarding the availability of optional benefits.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds prior to age
75 are the greater of:
(1) the sum of all
purchase payments
adjusted for any
premium tax,
outstanding loan
amount, and prior
partial withdrawals; or
(2) your current
Account Balance. The
Contract's Death
Proceeds on or after
age 75 is your current
Account Balance.
		Standard	None	● Withdrawals or loans could significantly reduce the benefit.
Dollar Cost Averaging	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.	Standard	None
●You must have a
minimum total
Account Value of
$5,000 to enroll in
the DCA Program.
● The minimum
amount that may be
transferred through
this program is $400.
● Under the DCA
Program, automated
transfers from the
Registered Fixed
Account Option may
not deplete your
Registered Fixed
Account Option
value in less than
twelve months from
your enrollment in
the DCA Program.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Automatic Rebalancing	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.	Standard	None
Systematic Withdrawal Option	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.	Standard	None
● Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of any annual
free withdrawal
allowance may be
subject to a
withdrawal charge.
● To elect systematic
withdrawals You
must have an
Account Value of at
least $5,000
●Withdrawals must be
at least $50.

Variable Liquidity Benefit
This option permits the
Contract Owner to take
additional withdrawals
or surrender the
contract after the
contract has been
annuitized. This option,
if available, may be
elected only at the time
of annuitization and is
only available with the
variable annuity option
with payments for a
fixed period. A
maximum charge of 5%
of additional amounts
withdrawn or
surrendered will be
assessed.
		Optional	5% of additional amounts withdrawn or surrendered	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT The following is a list of Portfolio Companies available. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000259. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and You should ask your employer for a list of available Portfolios.The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.§Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.#Effective December 1, 2025, the Macquarie VIP Small Cap Value Series was reorganized into the Nomura VIP Small Cap Value Series Fund.##Effective April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.Registered Fixed Account Option The Registered Fixed Account Option is an investment option which may be available under your Contract. Please check with your Plan or your Contract to confirm You are eligible to allocate assets to the Registered Fixed Account Option.The Registered Fixed Account Option is a part of the Company's general account. Allocations made to the Registered Fixed Account will earn a guaranteed rate of interest.For Purchase Payments allocated to the Registered Fixed Account Option, initial interest rates are declared monthly and such rates apply to each new Purchase Payment received within that month and are guaranteed for a 12-month period. At the end of the initial 12-month Guarantee Period, a renewal interest rate will be determined for that Purchase Payment. The rate will never be less than the minimum interest rate permitted under New York law. (The minimum interest rate depends on the date your Contract was issued, but will not be less than 1%.) At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each January 1, and will be guaranteed through December 31 of that year.There may be restrictions on allocations to and from the Registered Fixed Account. Please refer to the "Transfers" section of this Prospectus for additional information.Contract DiscontinuanceIf your Plan discontinues the Contract, no further Purchase Payments or transfers will be allowed from the time we receive notice. Upon receipt of notice of discontinuation of the Contract, a Market Value Adjustment, if any (calculated as of a date requested by the Plan within 60 days before the date of discontinuance) will be calculated. The Market Value Adjustment is based upon the greater of the Plan's Cash Value in the Registered Fixed Account Option on the date of discontinuance or 30 days prior to the date of discontinuance. We will apply any resulting Market Value Adjustment (positive or negative) to the Plan which will then determine any application to Participants. If You are a Participant, contact your Plan Administrator/Trustee or your employer regarding whether a Market Value Adjustment will affect your Account when the Contract is terminated. We do not assess a Market Value Adjustment against the Separate Account. The negative Market Value Adjustment plus the surrender charges assessed will never exceed 10% of the amount allocated to the Registered Fixed Account Option. Under the terms of the Contract, we reserve the right to terminate the Contract when the Plan holds less than $20,000 in the Contract. A Market Value Adjustment may apply. We reserve the right to terminate a Participant's account that is less than $2,000 and Purchase Payments have not been made for at least three years.If the Contract is discontinued because of Plan Termination due to the dissolution or liquidation of the employer under US Code Title 11 procedures, the Market Value Adjustment will not apply and the Cash Surrender Value will be distributed directly to Participants. Distribution may be in the form of cash payments, annuity options or deferred annuities. This provision does not apply to Plans established under Section 457 of the Code.We will not terminate a Contract that includes a guaranteed death benefit if at the time of termination would otherwise occur, the guaranteed amount under any death benefit is greater than the Cash Value. However, if You are a Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Cash Value, You forfeit any guaranteed death benefit You have accrued upon termination of the Contract.If the Contract Owner requests a full surrender of the Contract or of all Cash Value in the Registered Fixed Account Option for reasons other than those discussed above, the Company will determine the market adjusted value of the Registered Fixed Account Option.If the Company discontinues the Contract, we will pay the Contract Owner the Cash Value of the Registered Fixed Account Option with application of the Market Value Adjustment.Please see the Statement of Additional Information which is available at https://dfinview.com/metlife/PUFT/MET000259 or free of charge by contacting us at (833) 642-1008.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000259. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and You should ask your employer for a list of available Portfolios.The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Growth Fund* - Class 2 Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
US Fixed Income	BlackRock High Yield Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
US Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
US Equity	Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.17%	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class D Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
US Equity	Invesco Comstock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
US Equity	Janus Henderson Enterprise Portfolio - Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
US Equity	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
US Equity	LVIP ClearBridge Appreciation Fund - Standard Class (formerly known as ClearBridge Variable Appreciation Portfolio - Class I) Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
US Equity	LVIP ClearBridge Dividend Strategy Fund - Standard Class (formerly known as ClearBridge Variable Dividend Strategy Portfolio - Class I) Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	LVIP ClearBridge Large Cap Growth Fund - Standard Class (formerly known as ClearBridge Variable Large Cap Growth Portfolio - Class I) Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	6.82%	8.48%	10.10%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	9.08%	2.93%	5.31%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Allocation	MFS® Total Return Portfolio* - Class F Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	13.00%	9.84%	9.99%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
US Equity	Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.80%	11.49%	9.83%	10.31%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
US Equity	Nomura VIP Small Cap Value Series§# - Standard Class Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
International Equity	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	34.45%	6.31%	—
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
US Equity	T. Rowe Price Large Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
International Equity	Templeton Foreign VIP Fund* - Class 2 Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	2.29%	9.62%	9.58%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	7.07%	0.59%	1.82%

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:
Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Gold Track Select Registered Fixed Account	398	$1,850,000	4	$66,800	$220,910	Yes
(b) For any Contract with Index-Linked Options offered through this registration statement that posts current limits on Index gains on a website in accordance with Instruction 1 to Item 6(d)(2)(ii)(B), provide the current limits on Index gains in effect for each Index-Linked Option during the twelve months ending on December 31 of the prior year.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Gold TrackSelectRegisteredFixed Account
Non-variable Annuities, Number Outstanding	398
Non-variable Annuities, Total Value	$ 1,850,000
Non-variable Annuities, Number Sold	4
Non-variable Annuities, Gross Premiums	$ 66,800
Non-variable Annuities, Value Redeemed	$ 220,910
Non-variable Annuities, Combination [Flag]	true
Gold Track Select Prospectus | American Funds Global Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds Global Growth Fund* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Gold Track Select Prospectus | American Funds Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Gold Track Select Prospectus | American Funds Growth-Income Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Gold Track Select Prospectus | American Funds Aggressive Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Gold Track Select Prospectus | American Funds Balanced Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Gold Track Select Prospectus | American Funds Moderate Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Gold Track Select Prospectus | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Gold Track Select Prospectus | BlackRock Capital Appreciation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Gold Track Select Prospectus | BlackRock High Yield Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Gold Track Select Prospectus | BlackRock Ultra-Short Term Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Gold Track Select Prospectus | Brighthouse Asset Allocation 100 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Gold Track Select Prospectus | Brighthouse Asset Allocation 20 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Gold Track Select Prospectus | Brighthouse Asset Allocation 40 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Gold Track Select Prospectus | Brighthouse Asset Allocation 60 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Gold Track Select Prospectus | Brighthouse Asset Allocation 80 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Gold Track Select Prospectus | Brighthouse Small Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Gold Track Select Prospectus | BrighthouseWellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Gold Track Select Prospectus | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Gold Track Select Prospectus | Brighthouse Wellington Large Cap Research Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Gold Track Select Prospectus | CBRE Global Real Estate Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Gold Track Select Prospectus | ClearBridge Variable Small Cap Growth Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Gold Track Select Prospectus | Contrafund Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Gold Track Select Prospectus | Freedom 2020 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Gold Track Select Prospectus | Freedom 2025 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Gold Track Select Prospectus | Freedom 2030 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Gold Track Select Prospectus | Freedom 2040 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Gold Track Select Prospectus | Freedom 2050 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Gold Track Select Prospectus | Freedom 2055 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Gold Track Select Prospectus | Freedom 2060 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Gold Track Select Prospectus | Frontier Mid Cap Growth Portfolio - Class D
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Gold Track Select Prospectus | Harris Oakmark International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	33.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Gold Track Select Prospectus | Invesco Comstock Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Gold Track Select Prospectus | Invesco Global Equity Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Gold Track Select Prospectus | Invesco Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	9.27%
Gold Track Select Prospectus | Janus Henderson Enterprise Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Gold Track Select Prospectus | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Gold Track Select Prospectus | JPMorgan Small Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Gold Track Select Prospectus | Loomis Sayles Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	13.91%
Gold Track Select Prospectus | LVIP ClearBridge Appreciation Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund - Standard Class (formerly known as ClearBridge Variable Appreciation Portfolio - Class I)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Gold Track Select Prospectus | LVIP ClearBridge Dividend Strategy Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund - Standard Class (formerly known as ClearBridge Variable Dividend Strategy Portfolio - Class I)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Gold Track Select Prospectus | LVIP ClearBridge Large Cap Growth Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund - Standard Class (formerly known as ClearBridge Variable Large Cap Growth Portfolio - Class I)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Gold Track Select Prospectus | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Gold Track Select Prospectus | MetLife Mid Cap Stock Index Portfolio - Class G
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Gold Track Select Prospectus | MetLife MSCI EAFE Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Gold Track Select Prospectus | MetLife Multi-Index Targeted Risk Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MetLife Multi-Index Targeted Risk Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	5.31%
Gold Track Select Prospectus | MetLife Russell 2000 Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Gold Track Select Prospectus | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Gold Track Select Prospectus | MFS Research International Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Gold Track Select Prospectus | MFS Total Return Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Gold Track Select Prospectus | MFS Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Gold Track Select Prospectus | MFS Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio*§ - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Gold Track Select Prospectus | Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Mid Cap Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Gold Track Select Prospectus | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Gold Track Select Prospectus | Nomura VIP Small Cap Value Series - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series§# - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Gold Track Select Prospectus | PIMCO Inflation Protected Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Gold Track Select Prospectus | PIMCO Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
Gold Track Select Prospectus | State Street Emerging Markets Enhanced Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Gold Track Select Prospectus | T Rowe Price Large Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Gold Track Select Prospectus | T Rowe Price Large Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Gold Track Select Prospectus | T Rowe Price Small Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Gold Track Select Prospectus | Templeton Foreign VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund* - Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Gold Track Select Prospectus | Victory Sycamore Mid Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Gold Track Select Prospectus | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Gold Track Select Prospectus | Western Asset Management US Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Gold Track Select Prospectus | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	BasicDeathBenefit
Purpose of Benefit [Text Block]	The Contract’s Death Proceeds prior to age 75 are the greater of: (1) the sum of all purchase payments adjusted for any premium tax, outstanding loan amount, and prior partial withdrawals; or (2) your current Account Balance. The Contract's Death Proceeds on or after age 75 is your current Account Balance.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals or loans could significantly reduce the benefit.
Name of Benefit [Text Block]	BasicDeathBenefit
Operation of Benefit [Text Block]	DEATH BENEFIT Before the Maturity Date, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which our Administrative Office receives Due Proof of Death and instructions for payment in Good Order (“Death Report Date”). Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Account Value and the total Purchase Payments attributable to You under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the Account Balance and total Purchase Payments attributable to the Participant under the unallocated Contract. Death Benefit Proceeds Prior to the Maturity Date Allocated Contract. If You die before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of: (a)Your Account Value; or (b)the total Purchase Payments in your Account Value, less any applicable Premium Tax, minus outstanding loan amounts and prior withdrawals (including any applicable previously imposed withdrawal charges) as of the date we receive Due Proof of Death. If You die on or after age 75 and before the Maturity Date, we will pay the Beneficiary the Account Value, less any applicable Premium Tax or outstanding loan amounts as of the date we receive Due Proof of Death. Unallocated Contract. (This death benefit is available only with our consent and by endorsement to the Contract.) The unallocated Contract provides that, in the event You die before the selected Maturity Date, or your attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of: (a)the Account Value attributable to You; or (b)the total Purchase Payments attributable to You, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death. If You die on or after attainment of age 75 and before the Maturity Date, we will pay the Beneficiary the Account Value attributable to the Participant under the Contract, less any applicable Premium Tax and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.For example, if You die before reaching age 75 prior to the Maturity Date with an Account Value of $100,000 and total Purchase Payments of $80,000 we will pay the Beneficiary $100,000 less any Premium Tax, outstanding loans and prior withdrawals.For example, if You die on or after age 75 before the Maturity Date with an Account Value of $100,000 we will pay the Beneficiary $100,000 less any Premium Tax, outstanding loans and prior withdrawals.Payment of Proceeds We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in lump sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If we are notified of your death before any requested transaction is completed (which may include transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), we may cancel the request. As described above, the death benefit is determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
*For deaths or annuitizations on or before 12/31/19 certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within five years of death. If mandatory distributions have begun, the five year payout option is not available For deaths or annuitizations after 12/31/19 spousal Beneficiaries and other Eligible Designated Beneficiaries must begin taking distributions based on his/her life expectancy within one year of death or take a complete distribution of the Contract proceeds within ten (10) years of death. Non-Eligible Designated Beneficiaries must take a complete distribution of the Contract proceeds within ten (10) years of death. Death Proceeds after the Maturity Date If the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan. Total Control Account If your Contract was issued in connection with a 403(b) Plan, your Beneficiary may elect to have the Contract’s death benefit proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. For Contracts issued in connection with a 403(b) Plan, You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Gold Track Select Prospectus | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DollarCostAveraging
Purpose of Benefit [Text Block]	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●You must have a minimum total Account Value of $5,000 to enroll in the DCA Program.● The minimum amount that may be transferred through this program is $400.● Under the DCA Program, automated transfers from the Registered Fixed Account Option may not deplete your Registered Fixed Account Option value in less than twelve months from your enrollment in the DCA Program.
Name of Benefit [Text Block]	DollarCostAveraging
Operation of Benefit [Text Block]	Dollar Cost Averaging Dollar Cost Averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to certain Divisions on a monthly or quarterly basis during the Accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Division if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.You may establish pre-authorized transfers of Contract Value from the Registered Fixed Account Option subject to certain restrictions. Under the DCA Program, automated transfers from the Registered Fixed Account Option may not deplete your Registered Fixed Account Option value in less than twelve months from your enrollment in the DCA Program.The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Registered Fixed Account Option.You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You terminate your participation in automated investment strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocation to different Divisions.You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Divisions over the remainder of that program transfer period, unless You direct otherwise.All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Divisions. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.We may terminate your participation in the DCA Program upon notification of your death.
Calculation Method of Benefit [Text Block]	For example, if You elected the Dollar Cost Averaging and selected $12,000 of Account Value to be transferred from one specified Division to another specified other Divisions that You choose, over a 12 month period we will transfer $1,000 each month for 12 months.
Gold Track Select Prospectus | Automatic Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio RebalancingThis investment strategy allows You to automatically reallocate your Account Value among the elected Divisions to return the allocation to the percentages You specify. This rebalancing occurs annually after the close of business on your Contract anniversary or after the close of business on the next business day following your Contract anniversary should your Contract anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.
Gold Track Select Prospectus | Systematic Withdrawal Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of any annual free withdrawal allowance may be subject to a withdrawal charge.● To elect systematic withdrawals You must have an Account Value of at least $5,000●Withdrawals must be at least $50.
Name of Benefit [Text Block]	Systematic Withdrawal Option
Operation of Benefit [Text Block]	Systematic WithdrawalsBefore the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable withdrawal charge. To elect systematic withdrawals You must have a Account Balance of at least $5,000 and You must make the election on the form we provide. We will surrender Accumulation Units pro rata from all Divisions and the Registered Fixed Account Option in which You have an interest, unless You instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of your death.We reserve the right to discontinue offering systematic withdrawals.
Calculation Method of Benefit [Text Block]	For example, if You elect that You want to receive systematic withdrawals of $50 per month You will receive these payments until You decide You want to terminate the systematic withdrawal or until there is no more Account Balance.Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1∕2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.
Gold Track Select Prospectus | Variable Liquidity Benefit
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	VariableLiquidityBenefit
Purpose of Benefit [Text Block]	This option permits the Contract Owner to take additional withdrawals or surrender the contract after the contract has been annuitized. This option, if available, may be elected only at the time of annuitization and is only available with the variable annuity option with payments for a fixed period. A maximum charge of 5% of additional amounts withdrawn or surrendered will be assessed.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
Name of Benefit [Text Block]	VariableLiquidityBenefit
Operation of Benefit [Text Block]	Variable Liquidity Benefit This benefit is only offered with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.” The variable liquidity benefit is an option that provides the ability to take additional withdrawals during the annuitization phase. For example, any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). If a Contract Owner is currently receiving income payments, they may take a distribution outside the scope of their annuitization. A withdrawal charge of up to 5% may apply for any such distribution from the Contract. The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
Gold Track Select Prospectus | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans will be charged an initial set-up fee of $75. This fee may be waived or reduced for certain Plans.
Gold Track Select Prospectus | Premium Tax
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Gold Track Select Prospectus | Annual Automatic Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Calculation Method of Benefit [Text Block]	For example, if You allocated 25% to each among four Divisions, at close of business on the next business day following your Contract anniversary should your Contract anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that 25% of your Contract's Account Value is in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Contract.
Gold Track Select Prospectus | Market Value Adjustment
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	In addition, if there is a Contract Discontinuance, a Market Value Adjustment will be applied prior to assessing any surrender charges.
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Gold Track Select Prospectus | Registered Fixed Account Option
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Maturity Notice [Flag]	true
Fixed Option Details, Notification of Availability [Text Block]	We reserve the right with 30 days advance written notice to restrict transfers from the Divisions to the Registered Fixed Account Option whenever the credited interest rate on the Registered Fixed Account Option is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted. Currently, there are no charges for transfers. Although we do not currently charge a fee for transfers among Divisions, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer. Since each Portfolio may have different overall expenses, a transfer of Contract Value from one Division to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Divisions to which your Contract Value is allocated. You may also transfer between the Divisions and the Registered Fixed Account Option; however, no transfers are allowed between the Registered Fixed Account Option and any Competing Fund. Amounts previously transferred from the Registered Fixed Account Option to the Divisions may not be transferred back to the Registered Fixed Account Option or any Division investing in Competing Funds for a period of at least three months from the date of the transfer. Amounts previously transferred from a Competing Fund to a Division, which is not a Competing Fund, may not be transferred to the Registered Fixed Account Option for a period of at least three months from the date of the transfer.
Fixed Option Details, Other Material Features [Text Block]	You may also transfer between the Registered Fixed Account Option and the non-competing Divisions at least once every six months, provided no more than 20% of the Registered Fixed Account Option Contract Value is transferred out in any Contract Year. It is important to note that it will take over ten years (assuming no additional Purchase Payments or transfers into the Registered Fixed Account Option and discounting any accrued interest) to make a complete transfer of your balance from the Registered Fixed Account Option because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Registered Fixed Account Option rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if your initial Contract Value in the Registered Fixed Account Option is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Registered Fixed Account Option for such Contract Year. It is important to consider when deciding to invest in the Registered Fixed Account Option whether this 20% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Registered Fixed Account Option to the Divisions may not be transferred back to the Registered Fixed Account Option for a period of at least three months from the date of the transfer. Please refer to your Contract for restrictions on transfers to and from the Registered Fixed Account Option.
Fixed Option [Line Items]
Fixed Options Available [Table Text Block]	Registered Fixed Account Option The Registered Fixed Account Option is an investment option which may be available under your Contract. Please check with your Plan or your Contract to confirm You are eligible to allocate assets to the Registered Fixed Account Option.The Registered Fixed Account Option is a part of the Company's general account. Allocations made to the Registered Fixed Account will earn a guaranteed rate of interest.For Purchase Payments allocated to the Registered Fixed Account Option, initial interest rates are declared monthly and such rates apply to each new Purchase Payment received within that month and are guaranteed for a 12-month period. At the end of the initial 12-month Guarantee Period, a renewal interest rate will be determined for that Purchase Payment. The rate will never be less than the minimum interest rate permitted under New York law. (The minimum interest rate depends on the date your Contract was issued, but will not be less than 1%.) At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each January 1, and will be guaranteed through December 31 of that year.There may be restrictions on allocations to and from the Registered Fixed Account. Please refer to the "Transfers" section of this Prospectus for additional information.Contract DiscontinuanceIf your Plan discontinues the Contract, no further Purchase Payments or transfers will be allowed from the time we receive notice. Upon receipt of notice of discontinuation of the Contract, a Market Value Adjustment, if any (calculated as of a date requested by the Plan within 60 days before the date of discontinuance) will be calculated. The Market Value Adjustment is based upon the greater of the Plan's Cash Value in the Registered Fixed Account Option on the date of discontinuance or 30 days prior to the date of discontinuance. We will apply any resulting Market Value Adjustment (positive or negative) to the Plan which will then determine any application to Participants. If You are a Participant, contact your Plan Administrator/Trustee or your employer regarding whether a Market Value Adjustment will affect your Account when the Contract is terminated. We do not assess a Market Value Adjustment against the Separate Account. The negative Market Value Adjustment plus the surrender charges assessed will never exceed 10% of the amount allocated to the Registered Fixed Account Option. Under the terms of the Contract, we reserve the right to terminate the Contract when the Plan holds less than $20,000 in the Contract. A Market Value Adjustment may apply. We reserve the right to terminate a Participant's account that is less than $2,000 and Purchase Payments have not been made for at least three years.If the Contract is discontinued because of Plan Termination due to the dissolution or liquidation of the employer under US Code Title 11 procedures, the Market Value Adjustment will not apply and the Cash Surrender Value will be distributed directly to Participants. Distribution may be in the form of cash payments, annuity options or deferred annuities. This provision does not apply to Plans established under Section 457 of the Code.We will not terminate a Contract that includes a guaranteed death benefit if at the time of termination would otherwise occur, the guaranteed amount under any death benefit is greater than the Cash Value. However, if You are a Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Cash Value, You forfeit any guaranteed death benefit You have accrued upon termination of the Contract.If the Contract Owner requests a full surrender of the Contract or of all Cash Value in the Registered Fixed Account Option for reasons other than those discussed above, the Company will determine the market adjusted value of the Registered Fixed Account Option.If the Company discontinues the Contract, we will pay the Contract Owner the Cash Value of the Registered Fixed Account Option with application of the Market Value Adjustment.Please see the Statement of Additional Information which is available at https://dfinview.com/metlife/PUFT/MET000259 or free of charge by contacting us at (833) 642-1008.
Fixed Option Available, Name	Registered Fixed Account Option
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Gold Track Select Prospectus | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Gold Track Select Prospectus | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.● Amounts withdrawn from the Contract may result in surrender charges, tax, and tax penalties.● Withdrawal charges may apply for up to 9 Contract years after You purchase the Contract. Withdrawal charges will reduce the value of your Contract if You withdraw money during that time.● The benefits of tax deferral mean that the Contract is more beneficial to investors with a long time horizon.● Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Gold Track Select Prospectus | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Gold Track Select Prospectus | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. Withdrawal Charges may apply to any withdrawal made less than 9 Contract years after You purchased the Contract. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Gold Track Select Prospectus | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract (including under the Registered Fixed Account Option) is subject to the risks related to the Company. Any obligations, guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Gold Track Select Prospectus | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Contract Changes Risk [Line Items]
Portfolio Company Changes Risk [Text Block]	substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law
Stops Accepting Payments Risk [Text Block]	We reserve the right with 30 days advance written notice to restrict Purchase Payments into the Registered Fixed Account Option or to make transfers from the Separate Account to the Registered Fixed Account Option whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in your Contract.
Restrictions on Transfers Risk [Text Block]	You should consider how significant the ability to make allocations or transfers to the Registered Fixed Account Option is for your long-term investment plans because the Registered Fixed Account Option may not be available at all times.
Gold Track Select Prospectus | Risks Associated with Investment Options
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).●Each investment option (including under the Registered Fixed Account Option) will have its own unique risks.●You should review these investment options before making an investment decision.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Underlying Portfolio Companies. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Registered Fixed Account Option investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolio Companies available under your Contract is available in Appendix A to this Prospectus.
Gold Track Select Prospectus | Interest Rate Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Interest Rate Risk. We have no specific formula for determining the initial interest rates or renewal interest rates that will determine your investment return under the Registered Fixed Account Option. However, such a determination will generally reflect interest rates available for the types of debt instruments in which we intend to invest the amount directed to the Registered Fixed Account Option. Accordingly, your investment in the Registered Fixed Account Option is subject to general interest rate risk volatility. In addition, the Company's management may also consider various other factors in determining the rates credited under the Registered Fixed Account Option for a given period, including regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. Consideration of these various other factors may adversely impact the level of rates credited under the Registered Fixed Account Option. In extreme circumstances, it is theoretically possible to lose 100% of your investment. We reserve the right with 30 days advance written notice to restrict Purchase Payments into the Registered Fixed Account Option or to make transfers from the Separate Account to the Registered Fixed Account Option whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in your Contract. You should consider how significant the ability to make allocations or transfers to the Registered Fixed Account Option is for your long-term investment plans because the Registered Fixed Account Option may not be available at all times.
Gold Track Select Prospectus | Contract Termination
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Gold Track Select Prospectus | Risks Associated with the Company
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Registered Fixed Account Option), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Gold Track Select Prospectus | Conflicts of Interest
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Gold Track Select Prospectus | Suitability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Gold Track Select Prospectus | Taxation Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Gold Track Select Prospectus | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Gold Track Select Prospectus | Pandemics and Other Public Health Issues and Other Events
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Gold Track Select Prospectus | Terrorism and Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Gold Track Select Prospectus | Technology Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.